SHAREHOLDERS' EQUITY (Schedule of Restricted Stock Unit Activity) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
Number of shares
Unvested as of December 31, 2016 | shares	1,368,050
Granted | shares	1,375,774
Vested | shares	(536,240)
Forfeited | shares	(125,938)
Unvested as of December 31, 2017 | shares	2,080,126
Weighted average grant date fair value
Unvested as of December 31, 2016 | $ / shares	$ 25.44
Granted | $ / shares	63.45
Vested | $ / shares	28.87
Forfeited | $ / shares	42.79
Unvested as of December 31, 2017 | $ / shares	$ 48.62